Average Annual Total Returns - Small Cap Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	17.97%	10.33%	10.09%	Mar. 26, 2013	17.49%	8.68%	8.89%	10.99%	7.71%	7.81%	19.96%	13.26%	11.39%	17.76%	10.06%	9.81%	Mar. 26, 2013	19.96%	13.26%	11.39%	18.06%	10.43%	7.73%	Jul. 10, 2014	19.96%	13.26%	10.04%